Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
CIK	dei_EntityCentralIndexKey	0001659326
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2024
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan SmartRetirement 2065 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSMEX
JPMorgan SmartRetirement 2065 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSMHX
JPMorgan SmartRetirement 2065 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSMJX
JPMorgan SmartRetirement Blend 2065 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSBSX
JPMorgan SmartRetirement Blend 2065 Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSBZX
JPMorgan SmartRetirement Blend 2065 Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSBPX
JPMorgan SmartRetirement Blend 2065 Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSBQX
JPMorgan SmartRetirement Blend 2065 Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSMDX
JPMorgan SmartRetirement Blend 2065 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSBYX
JPMorgan Preferred and Income Securities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPDAX
JPMorgan Preferred and Income Securities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPDCX
JPMorgan Preferred and Income Securities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPDIX
JPMorgan Preferred and Income Securities Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPDRX
JPMorgan Equity Premium Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEPAX
JPMorgan Equity Premium Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEPCX
JPMorgan Equity Premium Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEPIX
JPMorgan Equity Premium Income Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEPSX
JPMorgan Equity Premium Income Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEPRX
JPMorgan Hedged Equity 2 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHDAX
JPMorgan Hedged Equity 2 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHDCX
JPMorgan Hedged Equity 2 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHQDX
JPMorgan Hedged Equity 2 Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHDFX
JPMorgan Hedged Equity 2 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHDRX
JPMorgan Hedged Equity 3 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHTAX
JPMorgan Hedged Equity 3 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHTCX
JPMorgan Hedged Equity 3 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHQTX
JPMorgan Hedged Equity 3 Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHTGX
JPMorgan Hedged Equity 3 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHTRX